Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 26, 2018
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 28, 2018
Prospectus Date	Oct. 28, 2018
Direxion Daily Communication Services Index Bull 3X Shares | Direxion Daily Communication Services Index Bull 3X Shares
Prospectus:
Trading Symbol	TAWK
Direxion Daily Communication Services Index Bear 3X Shares | Direxion Daily Communication Services Index Bear 3X Shares
Prospectus:
Trading Symbol	MUTE